OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Warranty accruals	$ 6,489		$ 5,950
Accrued expenses	15,749		11,051
Voluntary field action	1,496	[1]	3,200
Accrued commission	3,493		3,202
Employees and related expenses	8,503		10,043
Tax authorities	14,149		8,206
Other payables	10		52
Other payables and accrued expenses	$ 49,889		$ 41,704

[1]	In January 2012, the Company stopped selling LiteTouch dental laser systems in Europe as a result of a test of the LiteTouch product initiated in the fourth quarter of 2011, which concluded that LiteTouch systems currently on the European market are not fully compliant with certain Electromagnetic Compatibility (EMC) requirements of the European Norm standard. As a result, the Company initiated a voluntary field action in order to replace the noncompliant install base in Europe at a total cost of $3,200, which was recorded as cost of revenue in 2011. During the third quarter of 2012, the Company gained CE mark for the LiteTouch II dental laser and resumed sale activity and the replacement of noncompliance LiteTouch dental laser systems.